Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Depreciation Expense	$ 2,792	$ 0	$ 0
Office equipment, useful life	5 years	5 years
Effective Tax Rate		0.00%